RESTATEMENT OF THE YEAR ENDED DECEMBER 31, 2011, AND PERIODS ENDED MARCH 31, JUNE 30 AND SEPTEMBER 30, 2012 (Details) - Schedule of Restated Financial Information (USD $)	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Jun. 17, 2004	Dec. 31, 2003
Current Assets
Cash	$ 177,750	$ 133,873	$ 69,994	$ 42,008	$ 129,888								$ 0
Total Current Assets	177,750	133,873		42,008
Other Assets
Prepaid Expenses	57,373	57,373		0
Certificates of Deposit	172,965	172,880		172,499
Deferred Financing Costs, net	50,630	22,966		14,471
Mining Claims – Unproved	1,795,780	1,797,488		1,797,488
Property, Plant & Equipment, net of accumulated depreciation	578,252	608,038		635,212
Available For Sale Securities	22,500	22,500		12,550
Reclamation Bond – Fraser River	5,000	5,000		2,000
Total Other Assets	2,682,500	2,686,245		2,634,220
TOTAL ASSETS	2,860,250	2,820,118		2,676,228
Current Liabilities
Accounts Payable	60,913	41,611		56,617
Accrued Expenses - Related Party	832,474	820,474		884,474
Accrued Interest	127,740	101,366		41,363
Convertible notes payable (net of discounts of $166,307 and $0, respectively)	986,115	836,858		608,193
Deferred Gain	0	0		9,835
Derivative Liability	778,156	696,648		496,827
Note Payable – Ruby Mine Mortgage	470,118	627,101		1,774,822
Note Payable (net of discounts of $0 and $20,568, respectively)	13,659	41,687		0
Total Current Liabilities	3,324,686	3,383,679		3,884,381
Long-Term Liabilities
Convertible notes payable (net of discounts of $45,457)	23,641	0		0
Asset Retirement Obligation	4,602	6,158		5,584
Total Long-Term Liabilities	1,318,255	1,211,695		5,584
Total Liabilities	4,642,941	4,595,374		3,889,965
Commitment & Contingencies
Common shares subject to redemption, stated at estimated redemption value, 4,517,601 shares outstanding at December 31, 2012	682,402	667,758		367,490
Total Commitment & Contingencies	682,402	667,758		367,490
Stockholders’ Equity (Deficit)
Common stock, $0.001 par value, 250,000,000 shares authorized, 97,485,130 and 96,783,480 shares issued and outstanding at December 31, 2012 and December 31, 2011, respectively	142,315	127,898		97,485
Additional Paid-In Capital	13,325,838	12,962,791		11,805,636
Accumulated Other Comprehensive Income	(2,550)	(2,550)		(12,500)
Deficit Accumulated During Exploration Stage	15,947,496	15,535,153		13,475,848
Total Stockholders’ Equity (Deficit)	(2,465,093)	(2,443,014)		(1,581,227)	41,082	(428,870)	(598,827)	(433,103)	(377,405)	(211,157)	1,376,609	(90,587)		0
TOTAL LIABILITIES, COMMITMENTS & CONTINGENCIES, & STOCKHOLDERS’ EQUITY (DEFICIT)	2,860,250	2,820,118		2,676,228
Scenario, Previously Reported [Member] | Series I Preferred Stock [Member]
Stockholders’ Equity (Deficit)
Preferred stock			0	0
Scenario, Previously Reported [Member] | Series A Preferred Stock [Member]
Stockholders’ Equity (Deficit)
Preferred stock			4,000	4,000
Scenario, Previously Reported [Member] | Series G Preferred Stock [Member]
Stockholders’ Equity (Deficit)
Preferred stock			0	0
Scenario, Previously Reported [Member]
Current Assets
Cash			69,994	42,008
Accounts Receivable			0	0
Total Current Assets			69,994	42,008
Other Assets
Prepaid Expenses			55,000	0
Certificates of Deposit			172,619	172,499
Deferred Financing Costs, net			8,126	14,471
Goodwill			0	0
Mining Claims – Unproved			1,797,488	1,797,488
Property, Plant & Equipment, net of accumulated depreciation			611,152	635,212
Other Assets			0	0
Available For Sale Securities			22,500	12,550
Reclamation Bond – Fraser River			2,000	2,000
Total Other Assets			2,668,885	2,634,220
TOTAL ASSETS			2,738,879	2,676,228
Current Liabilities
Accounts Payable			58,256	56,617
Accrued Expenses - Related Party			933,474	884,474
Accrued Expenses – Ruby Mine				12,250
Accrued Interest			49,776	41,363
Convertible notes payable (net of discounts of $166,307 and $0, respectively)			238,472	608,193
Deferred Gain			0	9,835
Derivative Liability			671,791	496,827
Note Payable – Ruby Mine Mortgage			1,128,112	1,774,822
Note Payable (net of discounts of $0 and $20,568, respectively)			0	0
Total Current Liabilities			3,085,787	3,884,381
Long-Term Liabilities
Convertible notes payable (net of discounts of $45,457)			415,640	0
Note Payable – Ruby Mine Mortgage				0
Asset Retirement Obligation			5,660	5,584
Total Long-Term Liabilities			1,211,238	5,584
Total Liabilities			4,297,025	3,889,965
Commitment & Contingencies
Common shares subject to redemption, stated at estimated redemption value, 4,517,601 shares outstanding at December 31, 2012			0	0
Total Commitment & Contingencies				0
Stockholders’ Equity (Deficit)
Common stock, $0.001 par value, 250,000,000 shares authorized, 97,485,130 and 96,783,480 shares issued and outstanding at December 31, 2012 and December 31, 2011, respectively			107,714	102,003
Additional Paid-In Capital			12,398,959	12,168,608
Stock Payable			0	0
Accumulated Other Comprehensive Income			(2,550)	(12,500)
Deficit Accumulated During Exploration Stage			(14,066,269)	(13,475,848)
Total Stockholders’ Equity (Deficit)			(1,558,146)	(1,213,737)
TOTAL LIABILITIES, COMMITMENTS & CONTINGENCIES, & STOCKHOLDERS’ EQUITY (DEFICIT)			2,738,879	2,676,228
Scenario, Adjustment [Member] | Series I Preferred Stock [Member]
Stockholders’ Equity (Deficit)
Preferred stock			0	0
Scenario, Adjustment [Member] | Series A Preferred Stock [Member]
Stockholders’ Equity (Deficit)
Preferred stock			0	0
Scenario, Adjustment [Member] | Series G Preferred Stock [Member]
Stockholders’ Equity (Deficit)
Preferred stock			0	0
Scenario, Adjustment [Member]
Current Assets
Cash			0	0
Accounts Receivable			0	0
Total Current Assets			0	0
Other Assets
Prepaid Expenses			0	0
Certificates of Deposit			0	0
Deferred Financing Costs, net			0	0
Goodwill			0	0
Mining Claims – Unproved			0	0
Property, Plant & Equipment, net of accumulated depreciation			0	0
Other Assets			0	0
Available For Sale Securities			0	0
Reclamation Bond – Fraser River			0	0
Total Other Assets			0	0
TOTAL ASSETS			0	0
Current Liabilities
Accounts Payable			0	0
Accrued Expenses - Related Party			0	0
Accrued Expenses – Ruby Mine				0
Accrued Interest			0	0
Convertible notes payable (net of discounts of $166,307 and $0, respectively)			0	0
Deferred Gain			0	0
Derivative Liability			0	0
Note Payable – Ruby Mine Mortgage			0	0
Note Payable (net of discounts of $0 and $20,568, respectively)			0	0
Total Current Liabilities			0	0
Long-Term Liabilities
Convertible notes payable (net of discounts of $45,457)			0	0
Note Payable – Ruby Mine Mortgage				0
Asset Retirement Obligation			0	0
Total Long-Term Liabilities			0	0
Total Liabilities			0	0
Commitment & Contingencies
Common shares subject to redemption, stated at estimated redemption value, 4,517,601 shares outstanding at December 31, 2012			459,663	367,490
Total Commitment & Contingencies				367,490
Stockholders’ Equity (Deficit)
Common stock, $0.001 par value, 250,000,000 shares authorized, 97,485,130 and 96,783,480 shares issued and outstanding at December 31, 2012 and December 31, 2011, respectively			(6,729)	(4,518)
Additional Paid-In Capital			(452,934)	(362,972)
Stock Payable			0	0
Accumulated Other Comprehensive Income			0	0
Deficit Accumulated During Exploration Stage			0	0
Total Stockholders’ Equity (Deficit)			0	(367,490)
TOTAL LIABILITIES, COMMITMENTS & CONTINGENCIES, & STOCKHOLDERS’ EQUITY (DEFICIT)			0	0
Scenario, Actual [Member] | Series I Preferred Stock [Member]
Stockholders’ Equity (Deficit)
Preferred stock			0	0
Scenario, Actual [Member] | Series A Preferred Stock [Member]
Stockholders’ Equity (Deficit)
Preferred stock			4,000	4,000
Scenario, Actual [Member] | Series G Preferred Stock [Member]
Stockholders’ Equity (Deficit)
Preferred stock			0	0
Scenario, Actual [Member]
Current Assets
Cash			69,994	42,008
Accounts Receivable			0	0
Total Current Assets			69,994	42,008
Other Assets
Prepaid Expenses			55,000	0
Certificates of Deposit			172,619	172,499
Deferred Financing Costs, net			8,126	14,471
Goodwill			0	0
Mining Claims – Unproved			1,797,488	1,797,488
Property, Plant & Equipment, net of accumulated depreciation			611,152	635,212
Other Assets			0	0
Available For Sale Securities			22,500	12,550
Reclamation Bond – Fraser River			2,000	2,000
Total Other Assets			2,668,885	2,634,220
TOTAL ASSETS			2,738,879	2,676,228
Current Liabilities
Accounts Payable			58,256	56,617
Accrued Expenses - Related Party			933,474	884,474
Accrued Expenses – Ruby Mine				12,250
Accrued Interest			49,776	41,363
Convertible notes payable (net of discounts of $166,307 and $0, respectively)			238,472	608,193
Deferred Gain			0	9,835
Derivative Liability			671,791	496,827
Note Payable – Ruby Mine Mortgage			1,128,112	1,774,822
Note Payable (net of discounts of $0 and $20,568, respectively)			0	0
Total Current Liabilities			3,085,787	3,884,381
Long-Term Liabilities
Convertible notes payable (net of discounts of $45,457)			415,640	0
Note Payable – Ruby Mine Mortgage				0
Asset Retirement Obligation			5,660	5,584
Total Long-Term Liabilities			1,211,238	5,584
Total Liabilities			4,297,025	3,889,965
Commitment & Contingencies
Common shares subject to redemption, stated at estimated redemption value, 4,517,601 shares outstanding at December 31, 2012			459,663	367,490
Total Commitment & Contingencies				367,490
Stockholders’ Equity (Deficit)
Common stock, $0.001 par value, 250,000,000 shares authorized, 97,485,130 and 96,783,480 shares issued and outstanding at December 31, 2012 and December 31, 2011, respectively			100,985	97,485
Additional Paid-In Capital			11,946,025	11,805,636
Stock Payable			0	0
Accumulated Other Comprehensive Income			(2,550)	(12,500)
Deficit Accumulated During Exploration Stage			(14,066,269)	(13,475,848)
Total Stockholders’ Equity (Deficit)			(2,017,809)	(1,581,227)
TOTAL LIABILITIES, COMMITMENTS & CONTINGENCIES, & STOCKHOLDERS’ EQUITY (DEFICIT)			2,738,879	2,676,228
Series I Preferred Stock [Member]
Stockholders’ Equity (Deficit)
Preferred stock	0	0		0
Series G Preferred Stock [Member]
Stockholders’ Equity (Deficit)
Preferred stock	$ 4,000	$ 4,000		$ 4,000